SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2017
	Amount	Weighted average exercise price	Weighted average remaining contractual term (years)

Outstanding at the beginning of the year	81,269	$9.57	1.43
Granted	-
Forfeited	(19,269)	$8.41
Exercised	-

Outstanding at the end of the year	62,000	$9.93	0.83

Exercisable options at end of year	62,000	$9.93	0.83

Options vested and expected to vest at end of year	62,000	$9.93	0.83

Schedule of Restricted Shares Activity
A summary of the status of the entity's restricted shares as of December 31, 2017, and changes during the year ended December 31, 2017, is presented below:

Restricted shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2017	12,000	$7.42

Granted	-
Vested	(8,000)	$7.40

Non-vested at December 31, 2017	4,000	$7.47

Schedule of Equity-based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2017	2016	2015

General and administrative	15	60	98